Client Name:
Client Project Name:	SEMT 2026-CD7
Start - End Dates:	12/27/2025 - 10/6/2026
Deal Loan Count:	221

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI106	Debt Ratio Exception >XXX% and <XXX%	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	2
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5806	TRID - At least XXX CD prior to the last CD at or prior to closing was not provided to all with rescission rights.	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	2
Compliance	Finance Charge Tolerance	CMPFINT106	Finance charge understated by more than $XXX (Pmt Stream)	1
Compliance	Finance Charge Tolerance	CMPFINT4372	TILA/TRID-Disclosed Amount Financed is higher than Clayton's calculated Amount Financed	1
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in XXX days of application	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	4
Total				26

 ©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.